Segmental information - Geographic analysis (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of geographical areas [line items]
Sales	£ 19,294	£ 18,432	£ 18,114
Non-current assets	20,321	19,785	19,501
Great Britain
Disclosure of geographical areas [line items]
Sales	1,706	1,630	1,558
Non-current assets	1,637	1,717	1,678
United States
Disclosure of geographical areas [line items]
Sales	4,724	4,310	4,366
Non-current assets	4,662	4,221	4,012
Netherlands
Disclosure of geographical areas [line items]
Sales	70	63	62
Non-current assets	2,525	2,367	2,392
India
Disclosure of geographical areas [line items]
Sales	3,236	3,086	3,070
Non-current assets	3,829	3,688	4,009
Rest of World
Disclosure of geographical areas [line items]
Sales	9,558	9,343	9,058
Non-current assets	£ 7,668	£ 7,792	£ 7,410